Hedge accounting - Schedule of Management Strategy Guidelines (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Notional amount	R$ 414,431	R$ 356,851
Variation in the value recognized in Other comprehensive income	1,002	(2,156)	R$ 684
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Notional amount	144,699	101,443
Book value, assets	385	1,574
Book value, liabilities	1,682	737
Variations in fair value used to calculate hedge ineffectiveness	(171)	(267)
Hedge ineffectiveness recognized in income	(8)	3
Fair value hedge | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Notional amount	29,033	19,363
Book value, assets	84	6,640
Book value, liabilities	43	2,068
Variations in fair value used to calculate hedge ineffectiveness	(15,422)	(17,428)
Variation in the value recognized in Other comprehensive income	(15,392)	(17,404)
Hedge ineffectiveness recognized in income	(30)	(24)
Amount reclassified from foreign currency conversion reserve into income	0	(1)
Fair value hedge | Foreign exchange risk | Future
Disclosure of detailed information about hedged items [line items]
Notional amount	12,285	5,234
Book value, assets	0	21
Book value, liabilities	0	0
Variations in fair value used to calculate hedge ineffectiveness	(4,848)	(6,093)
Variation in the value recognized in Other comprehensive income	(4,808)	(6,053)
Hedge ineffectiveness recognized in income	(40)	(40)
Amount reclassified from foreign currency conversion reserve into income	0	0
Fair value hedge | Foreign exchange risk | Future / NDF
Disclosure of detailed information about hedged items [line items]
Notional amount	9,245	7,933
Book value, assets	84	129
Book value, liabilities	0	107
Variations in fair value used to calculate hedge ineffectiveness	(7,484)	(2,640)
Variation in the value recognized in Other comprehensive income	(7,360)	(2,610)
Hedge ineffectiveness recognized in income	(124)	(30)
Amount reclassified from foreign currency conversion reserve into income	0	(1)
Fair value hedge | Foreign exchange risk | Future / Financial Assets
Disclosure of detailed information about hedged items [line items]
Notional amount	7,503	6,196
Book value, assets	0	6,490
Book value, liabilities	43	1,961
Variations in fair value used to calculate hedge ineffectiveness	(3,090)	(8,695)
Variation in the value recognized in Other comprehensive income	(3,224)	(8,741)
Hedge ineffectiveness recognized in income	134	46
Amount reclassified from foreign currency conversion reserve into income	R$ 0	R$ 0